Convertible redeemable preferred shares - Additional Information (Detail) ¥ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2021 USD ($)
Accretion on the Preferred Shares to redemption value	¥ 0	¥ 0	¥ 121,000	$ 18